Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance	$ 48,856,323	$ 52,987,299	$ 29,151,056	$ 24,269,471	$ 52,987,299	$ 24,269,471		$ 24,269,471	$ 27,902,229
Restatement Impacts
Shares issued under equity line of credit				4,341,532				8,502,252	2,628,334
Share-based compensation	411,470	271,941	237,685	368,093				1,154,390	2,778,991
Class B exchanged for Class A
Shares issued for conversion of notes payable		1,112,263	2,764,187	1,786,241				8,485,428
Shares issued to settle accounts payable			49,308	45,050				94,357	336,200
Shares issued for acquisition of oil and gas equipment			547,600			547,600	[1]	547,600
Shares issued for acquisition of oil and gas leases			547,600					547,600
Derivative liability conversion to common stock		257,415	1,365,447	397,188				3,440,412
Capital Contribution for related party debt extinguishment								13,440,406
Net loss	(692,584)	(5,772,595)	(2,955,849)	(2,056,519)	(6,465,179)	(5,012,368)	[1]	(7,494,617)	(9,826,283)
Balance	48,575,209	48,856,323	34,389,834	29,151,056	48,575,209	34,389,834		52,987,299	24,269,471
Additional Paid-In Capital
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance	88,759,257	87,118,006	40,834,437	30,512,043	87,118,006	30,512,043		30,512,043	15,517,896
Restatement Impacts
Shares issued under equity line of credit				4,341,055				8,500,775	2,628,111
Share-based compensation	411,470	271,906	237,652	368,060				1,154,212	2,778,907
Class B exchanged for Class A				3,385,000				3,385,000	8,801,000
Shares issued for conversion of notes payable		1,111,930	2,763,387	1,786,046				8,483,316
Shares issued for buyout of non-controlling interest								17,012,499
Shares issued to settle accounts payable			49,298	45,045				94,343	336,174
Shares issued for acquisition of oil and gas equipment			547,500					547,500
Shares issued for acquisition of oil and gas leases			547,500					547,500
Derivative liability conversion to common stock		257,415	1,365,447	397,188				3,440,412
Capital Contribution for related party debt extinguishment								13,440,406
Net loss
Balance	89,170,727	88,759,257	49,027,421	40,834,437	89,170,727	49,027,421		87,118,006	30,512,043
Accumulated deficit
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance	(39,908,475)	(34,135,880)	(28,697,782)	(26,669,798)	(34,135,880)	(26,669,798)		(26,669,798)	(18,541,119)
Restatement Impacts
Shares issued under equity line of credit
Share-based compensation
Class B exchanged for Class A
Shares issued for conversion of notes payable
Shares issued for buyout of non-controlling interest
Shares issued to settle accounts payable
Shares issued for acquisition of oil and gas equipment
Shares issued for acquisition of oil and gas leases
Derivative liability conversion to common stock
Capital Contribution for related party debt extinguishment
Net loss	(692,584)	(5,772,595)	(2,955,849)	(2,027,984)				(7,466,082)	(8,128,679)
Balance	(40,601,059)	(39,908,475)	(31,653,631)	(28,697,782)	(40,601,059)	(31,653,631)		(34,135,880)	(26,669,798)
Total Stockholders’ Equity Attributable to Eon Resources Inc.
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance	48,856,323	52,987,299	12,138,407	3,843,287	52,987,299	3,843,287		3,843,287	(3,022,559)
Restatement Impacts
Shares issued under equity line of credit				4,341,532				8,502,252	2,628,334
Share-based compensation	411,470	271,941	237,685	368,093				1,154,390	2,778,991
Class B exchanged for Class A				3,385,000				3,385,000	8,801,000
Shares issued for conversion of notes payable		1,112,263	2,764,187	1,786,241				8,485,428
Shares issued for buyout of non-controlling interest								17,012,649
Shares issued to settle accounts payable			49,308	45,050				94,357	336,200
Shares issued for acquisition of oil and gas equipment			547,600					547,600
Shares issued for acquisition of oil and gas leases			547,600					547,600
Derivative liability conversion to common stock		257,415	1,365,447	397,188				3,440,412
Capital Contribution for related party debt extinguishment								13,440,406
Net loss	(692,584)	(5,772,595)	(2,955,849)	(2,027,984)				(7,466,082)	(8,128,679)
Balance	48,575,209	48,856,323	17,377,185	12,138,407	48,575,209	17,377,185		52,987,299	3,843,287
Noncontro4lling Interest
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance			17,012,649	20,426,184		20,426,184		20,426,184	30,924,788
Restatement Impacts
Shares issued under equity line of credit
Share-based compensation
Class B exchanged for Class A				(3,385,000)				(3,385,000)	(8,801,000)
Shares issued for conversion of notes payable
Shares issued for buyout of non-controlling interest								(17,012,649)
Shares issued to settle accounts payable
Shares issued for acquisition of oil and gas equipment
Shares issued for acquisition of oil and gas leases
Derivative liability conversion to common stock
Capital Contribution for related party debt extinguishment
Net loss				(28,535)				(28,535)	(1,697,604)
Balance			17,012,649	17,012,649		17,012,649			20,426,184
As Previously Reported [Member]
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance		50,355,299	32,508,156	24,269,471	50,355,299	24,269,471		24,269,471
Restatement Impacts
Shares issued under equity line of credit								8,502,252
Share-based compensation			237,685	368,093				1,154,390
Class B exchanged for Class A
Shares issued for conversion of notes payable								8,485,428
Shares issued for buyout of non-controlling interest
Shares issued to settle accounts payable								94,357
Shares issued for acquisition of oil and gas equipment								547,600
Shares issued for acquisition of oil and gas leases								547,600
Derivative liability conversion to common stock								3,440,412
Capital Contribution for related party debt extinguishment								13,440,406
Net loss			(1,300,479)	(1,752,231)				(10,126,617)
Balance			38,216,412	32,508,156		38,216,412		50,355,299	24,269,471
As Previously Reported [Member] | Additional Paid-In Capital
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance		87,118,006	41,237,209	30,512,043	87,118,006	30,512,043		30,512,043
Restatement Impacts
Shares issued under equity line of credit								8,500,775
Share-based compensation			237,652	368,060				1,154,212
Class B exchanged for Class A								3,385,000
Shares issued for conversion of notes payable								8,483,316
Shares issued for buyout of non-controlling interest								17,012,499
Shares issued to settle accounts payable								94,343
Shares issued for acquisition of oil and gas equipment								547,500
Shares issued for acquisition of oil and gas leases								547,500
Derivative liability conversion to common stock								3,440,412
Capital Contribution for related party debt extinguishment								13,440,406
Net loss
Balance				41,237,209				87,118,006	30,512,043
As Previously Reported [Member] | Accumulated deficit
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance		(36,767,880)	(29,951,259)	(26,669,798)	(36,767,880)	(26,669,798)		(26,669,798)
Restatement Impacts
Shares issued under equity line of credit
Share-based compensation
Class B exchanged for Class A
Shares issued for conversion of notes payable
Shares issued for buyout of non-controlling interest
Shares issued to settle accounts payable
Shares issued for acquisition of oil and gas equipment
Shares issued for acquisition of oil and gas leases
Derivative liability conversion to common stock
Capital Contribution for related party debt extinguishment
Net loss			(1,300,479)	(1,752,231)				(10,098,082)
Balance				(29,951,259)				(36,767,880)	(26,669,798)
As Previously Reported [Member] | Total Stockholders’ Equity Attributable to Eon Resources Inc.
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance		50,355,299	11,287,742	3,843,287	50,355,299	3,843,287		3,843,287
Restatement Impacts
Shares issued under equity line of credit								8,502,252
Share-based compensation			237,685	368,093				1,154,390
Class B exchanged for Class A								3,385,000
Shares issued for conversion of notes payable								8,485,428
Shares issued for buyout of non-controlling interest								17,012,649
Shares issued to settle accounts payable								94,357
Shares issued for acquisition of oil and gas equipment								547,600
Shares issued for acquisition of oil and gas leases								547,600
Derivative liability conversion to common stock								3,440,412
Capital Contribution for related party debt extinguishment								13,440,406
Net loss			(1,300,479)	(1,752,231)				(10,098,082)
Balance				11,287,742				50,355,299	3,843,287
As Previously Reported [Member] | Noncontro4lling Interest
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance			21,220,414	20,426,184		20,426,184		20,426,184
Restatement Impacts
Shares issued under equity line of credit
Share-based compensation
Class B exchanged for Class A								(3,385,000)
Shares issued for conversion of notes payable
Shares issued for buyout of non-controlling interest								(17,012,649)
Shares issued to settle accounts payable
Shares issued for acquisition of oil and gas equipment
Shares issued for acquisition of oil and gas leases
Derivative liability conversion to common stock
Capital Contribution for related party debt extinguishment
Net loss								(28,535)
Balance				21,220,414					20,426,184
Restatement Impacts [Member]
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance		2,632,000	(3,357,100)	(3,450,000)	2,632,000	(3,450,000)		(3,450,000)
Restatement Impacts
Net loss			(1,655,370)	(304,288)				2,632,000
Balance			(3,826,578)	(3,357,100)		(3,826,578)		2,632,000	(3,450,000)
Restatement Impacts [Member] | Additional Paid-In Capital
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance			(402,772)	(799,960)		(799,960)		(799,960)
Restatement Impacts
Net loss
Balance				(402,772)					(799,960)
Restatement Impacts [Member] | Accumulated deficit
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance		2,632,000	1,253,477	1,529,230	2,632,000	1,529,230		1,529,230
Restatement Impacts
Net loss			(1,655,370)	(275,753)				2,632,000
Balance				1,253,477				2,632,000	1,529,230
Restatement Impacts [Member] | Total Stockholders’ Equity Attributable to Eon Resources Inc.
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance		2,632,000	850,665	729,230	2,632,000	729,230		729,230
Restatement Impacts
Net loss			(1,655,370)	(275,753)				2,632,000
Balance				850,665				2,632,000	729,230
Restatement Impacts [Member] | Noncontro4lling Interest
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance			(4,207,765)	(4,179,230)		(4,179,230)		(4,179,230)
Restatement Impacts
Net loss				(28,535)
Balance				(4,207,765)					$ (4,179,230)
As Restated [Member]
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance		52,987,299	29,151,056		52,987,299
Restatement Impacts
Shares issued under equity line of credit								8,502,252
Share-based compensation								1,154,390
Class B exchanged for Class A
Shares issued for conversion of notes payable								8,485,428
Shares issued for buyout of non-controlling interest
Shares issued to settle accounts payable								94,357
Shares issued for acquisition of oil and gas equipment								547,600
Shares issued for acquisition of oil and gas leases								547,600
Derivative liability conversion to common stock								3,440,412
Capital Contribution for related party debt extinguishment								13,440,406
Net loss								(7,494,617)
Balance			$ 34,389,834	$ 29,151,056		$ 34,389,834		52,987,299
As Restated [Member] | Additional Paid-In Capital
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance		87,118,006			87,118,006
Restatement Impacts
Shares issued under equity line of credit								8,500,775
Share-based compensation								1,154,212
Class B exchanged for Class A								3,385,000
Shares issued for conversion of notes payable								8,483,316
Shares issued for buyout of non-controlling interest								17,012,499
Shares issued to settle accounts payable								94,343
Shares issued for acquisition of oil and gas equipment								547,500
Shares issued for acquisition of oil and gas leases								547,500
Derivative liability conversion to common stock								3,440,412
Capital Contribution for related party debt extinguishment								13,440,406
Net loss
Balance								87,118,006
As Restated [Member] | Accumulated deficit
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance		(34,135,880)			(34,135,880)
Restatement Impacts
Shares issued under equity line of credit
Share-based compensation
Class B exchanged for Class A
Shares issued for conversion of notes payable
Shares issued for buyout of non-controlling interest
Shares issued to settle accounts payable
Shares issued for acquisition of oil and gas equipment
Shares issued for acquisition of oil and gas leases
Derivative liability conversion to common stock
Capital Contribution for related party debt extinguishment
Net loss								(7,466,082)
Balance								(34,135,880)
As Restated [Member] | Total Stockholders’ Equity Attributable to Eon Resources Inc.
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance		52,987,299			52,987,299
Restatement Impacts
Shares issued under equity line of credit								8,502,252
Share-based compensation								1,154,390
Class B exchanged for Class A								3,385,000
Shares issued for conversion of notes payable								8,485,428
Shares issued for buyout of non-controlling interest								17,012,649
Shares issued to settle accounts payable								94,357
Shares issued for acquisition of oil and gas equipment								547,600
Shares issued for acquisition of oil and gas leases								547,600
Derivative liability conversion to common stock								3,440,412
Capital Contribution for related party debt extinguishment								13,440,406
Net loss								(7,466,082)
Balance								52,987,299
As Restated [Member] | Noncontro4lling Interest
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance
Restatement Impacts
Shares issued under equity line of credit
Share-based compensation
Class B exchanged for Class A								(3,385,000)
Shares issued for conversion of notes payable
Shares issued for buyout of non-controlling interest								(17,012,649)
Shares issued to settle accounts payable
Shares issued for acquisition of oil and gas equipment
Shares issued for acquisition of oil and gas leases
Derivative liability conversion to common stock
Capital Contribution for related party debt extinguishment
Net loss								(28,535)
Balance
Class A | Common Stock
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)	55,424,861	51,740,701	17,518,226	9,923,205	51,740,701	9,923,205		9,923,205	4,835,131
Balance	$ 5,541	$ 5,173	$ 1,752	$ 992	$ 5,173	$ 992		$ 992	$ 484
Restatement Impacts
Shares issued under equity line of credit (in Shares)				4,770,000				14,770,000	2,230,000
Shares issued under equity line of credit				$ 477				$ 1,477	$ 223
Share-based compensation (in Shares)		353,334	328,800	325,457				1,783,668	848,074
Share-based compensation		$ 35	$ 33	$ 33				$ 178	$ 84
Class B exchanged for Class A (in Shares)				500,000				500,000	1,300,000
Class B exchanged for Class A				$ 50				$ 50	$ 130
Shares issued for conversion of notes payable (in Shares)		3,330,826	7,999,466	1,954,514				21,120,163
Shares issued for conversion of notes payable		$ 333	$ 800	$ 195				$ 2,112
Shares issued for buyout of non-controlling interest (in Shares)								1,500,000
Shares issued for buyout of non-controlling interest								$ 150
Shares issued to settle accounts payable (in Shares)			98,615	45,050				143,665	260,000
Shares issued to settle accounts payable			$ 10	$ 5				$ 14	$ 26
Shares issued for acquisition of oil and gas equipment (in Shares)			1,000,000					1,000,000
Shares issued for acquisition of oil and gas equipment			$ 100					$ 100
Shares issued for acquisition of oil and gas leases (in Shares)			1,000,000					1,000,000
Shares issued for acquisition of oil and gas leases			$ 100					$ 100
Net loss
Balance (in Shares)	55,424,861	55,424,861	33,945,107	17,518,226	55,424,861	33,945,107		51,740,701	9,923,205
Balance	$ 5,541	$ 5,541	$ 3,395	$ 1,752	$ 5,541	$ 3,395		$ 5,173	$ 992
Class A | As Previously Reported [Member] | Common Stock
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)		51,740,701	17,918,226	9,923,205	51,740,701	9,923,205		9,923,205
Balance		$ 5,173	$ 1,792	$ 992	$ 5,173	$ 992		$ 992
Restatement Impacts
Shares issued under equity line of credit (in Shares)								14,770,000
Shares issued under equity line of credit								$ 1,477
Share-based compensation (in Shares)			328,800	325,457				1,783,668
Share-based compensation			$ 33	$ 33				$ 178
Class B exchanged for Class A (in Shares)								500,000
Class B exchanged for Class A								$ 50
Shares issued for conversion of notes payable (in Shares)								21,120,163
Shares issued for conversion of notes payable								$ 2,112
Shares issued for buyout of non-controlling interest (in Shares)								1,500,000
Shares issued for buyout of non-controlling interest								$ 150
Shares issued to settle accounts payable (in Shares)								143,665
Shares issued to settle accounts payable								$ 14
Shares issued for acquisition of oil and gas equipment (in Shares)								1,000,000
Shares issued for acquisition of oil and gas equipment								$ 100
Shares issued for acquisition of oil and gas leases (in Shares)								1,000,000
Shares issued for acquisition of oil and gas leases								$ 100
Derivative liability conversion to common stock
Capital Contribution for related party debt extinguishment
Net loss
Balance (in Shares)				17,918,226				51,740,701	9,923,205
Balance				$ 1,792				$ 5,173	$ 992
Class A | Restatement Impacts [Member] | Common Stock
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)			(400,000)	(400,000)		(400,000)		(400,000)
Balance			$ (40)	$ (40)		$ (40)		$ (40)
Restatement Impacts
Net loss
Balance (in Shares)				(400,000)					(400,000)
Balance				$ (40)					$ (40)
Class A | As Restated [Member] | Common Stock
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)		51,740,701			51,740,701
Balance		$ 5,173			$ 5,173
Restatement Impacts
Shares issued under equity line of credit (in Shares)								14,770,000
Shares issued under equity line of credit								$ 1,477
Share-based compensation (in Shares)								1,783,668
Share-based compensation								$ 178
Class B exchanged for Class A (in Shares)								500,000
Class B exchanged for Class A								$ 50
Shares issued for conversion of notes payable (in Shares)								21,120,163
Shares issued for conversion of notes payable								$ 2,112
Shares issued for buyout of non-controlling interest (in Shares)								1,500,000
Shares issued for buyout of non-controlling interest								$ 150
Shares issued to settle accounts payable (in Shares)								143,665
Shares issued to settle accounts payable								$ 14
Shares issued for acquisition of oil and gas equipment (in Shares)								1,000,000
Shares issued for acquisition of oil and gas equipment								$ 100
Shares issued for acquisition of oil and gas leases (in Shares)								1,000,000
Shares issued for acquisition of oil and gas leases								$ 100
Derivative liability conversion to common stock
Capital Contribution for related party debt extinguishment
Net loss
Balance (in Shares)								51,740,701
Balance								$ 5,173
Class B | Common Stock
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)				500,000		500,000		500,000	1,800,000
Balance				$ 50		$ 50		$ 50	$ 180
Restatement Impacts
Shares issued under equity line of credit (in Shares)
Shares issued under equity line of credit
Share-based compensation (in Shares)
Share-based compensation
Class B exchanged for Class A (in Shares)				(500,000)				(500,000)	(1,300,000)
Class B exchanged for Class A				$ (50)				$ (50)	$ (130)
Shares issued for conversion of notes payable (in Shares)
Shares issued for conversion of notes payable
Shares issued for buyout of non-controlling interest (in Shares)
Shares issued for buyout of non-controlling interest
Shares issued to settle accounts payable (in Shares)
Shares issued to settle accounts payable
Shares issued for acquisition of oil and gas equipment (in Shares)
Shares issued for acquisition of oil and gas equipment
Shares issued for acquisition of oil and gas leases (in Shares)
Shares issued for acquisition of oil and gas leases
Derivative liability conversion to common stock
Net loss
Balance (in Shares)									500,000
Balance									$ 50
Class B | As Previously Reported [Member] | Common Stock
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)				500,000		500,000		500,000
Balance				$ 50		$ 50		$ 50
Restatement Impacts
Shares issued under equity line of credit (in Shares)
Shares issued under equity line of credit
Share-based compensation (in Shares)
Share-based compensation
Class B exchanged for Class A (in Shares)								(500,000)
Class B exchanged for Class A								$ (50)
Shares issued for conversion of notes payable (in Shares)
Shares issued for conversion of notes payable
Shares issued for buyout of non-controlling interest (in Shares)
Shares issued for buyout of non-controlling interest
Shares issued to settle accounts payable (in Shares)
Shares issued to settle accounts payable
Shares issued for acquisition of oil and gas equipment (in Shares)
Shares issued for acquisition of oil and gas equipment
Shares issued for acquisition of oil and gas leases (in Shares)
Shares issued for acquisition of oil and gas leases
Derivative liability conversion to common stock
Capital Contribution for related party debt extinguishment
Net loss
Balance (in Shares)									500,000
Balance									$ 50
Class B | Restatement Impacts [Member] | Common Stock
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)
Balance
Restatement Impacts
Net loss
Balance (in Shares)
Balance
Class B | As Restated [Member] | Common Stock
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statements of Changes in Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)
Balance
Restatement Impacts
Shares issued under equity line of credit (in Shares)
Shares issued under equity line of credit
Share-based compensation (in Shares)
Share-based compensation
Class B exchanged for Class A (in Shares)								(500,000)
Class B exchanged for Class A								$ (50)
Shares issued for conversion of notes payable (in Shares)
Shares issued for conversion of notes payable
Shares issued for buyout of non-controlling interest (in Shares)
Shares issued for buyout of non-controlling interest
Shares issued to settle accounts payable (in Shares)
Shares issued to settle accounts payable
Shares issued for acquisition of oil and gas equipment (in Shares)
Shares issued for acquisition of oil and gas equipment
Shares issued for acquisition of oil and gas leases (in Shares)
Shares issued for acquisition of oil and gas leases
Derivative liability conversion to common stock
Capital Contribution for related party debt extinguishment
Net loss
Balance (in Shares)
Balance

[1]	As restated represents restatements previously disclosed in the Company's Form 10-K/A for the year ended December 31, 2025. See Note 11